SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) - USD ($)								1 Months Ended									3 Months Ended			6 Months Ended	12 Months Ended
	Jan. 01, 2018	Nov. 03, 2017	Jun. 16, 2017	Mar. 15, 2017	Mar. 31, 2015	May 11, 2013	Jan. 09, 2013	Mar. 31, 2018	Feb. 28, 2018	Jul. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	May 31, 2016	Feb. 28, 2016	Feb. 28, 2013	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2015	Jul. 31, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2014
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Temporary Equity, Redemption Price Per Share (in Dollars per share)							$ 1.50
Class of Warrant or Rights, Granted																	700,000				4,479,974	2,049,504
Warrant, Description of Warrant							after six months from the issuance date, there is no effective registration statement registering the resale, or no current prospectus available for the resale, of the shares of common stock underlying the warrants, the warrants may be exercised by means of a “cashless exercise”.
Class of Warrant or Right, Outstanding								12,237,628				9,128,189					12,237,628				12,789,086	9,128,189		7,078,685
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)																	$ 3,044,162				$ 543,927
Embedded Derivative, Fair Value of Embedded Derivative Liability (in Dollars)		$ 397,162			$ 1,242,590			$ 0				$ 288,934					0		$ 1,242,590		$ 685,922	$ 288,934
Stock Issued During Period, Shares, New Issues			100,000																		4,131,536	3,798,417
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)																					$ 6,041,214
Conversion of Stock, Shares Issued								10,010	9,919
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity (in Dollars)	$ 3,044,162																				$ 20,757	$ 103,096
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.599%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																					0.00%	0.00%
Dividends Payable, Current (in Dollars)								$ 482,636				359,891					$ 482,636				$ 447,901	$ 359,891
Warrants at $2.61 [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Class of Warrant or Rights, Granted							1,330,627
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 2.61
Warrants, Term of Warrants							5 years
Minimum [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																					5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																	2.65%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																	0.00%
Maximum [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																	5 years				10 years	10 years
Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Temporary Equity, Shares Authorized							4,200
Preferred Stock, Dividend Rate, Percentage							9.00%
Preferred Stock, Liquidation Preference, Value (in Dollars)							$ 1,000
Temporary Equity, Par Value (in Dollars)							$ 1,000
Preferred Stock, Dividend Payment Terms							payable quarterly
Preferred Stock, Voting Rights							The holders of the Series C Preferred Stock vote together with the holders of our common stock on an as-converted basis, but may not vote the Series C Preferred Stock in excess of the beneficial ownership limitation of the Series C Preferred Stock. The beneficial ownership limitation is 4.99% of our then outstanding shares of common stock following such conversion or exercise, which may be increased to up to 9.99% of our then outstanding shares of common stock following such conversion or exercise upon the request of an individual holder.
Preferred Stock, Beneficial Ownership Limitation and Covenant, Description1							The beneficial ownership limitation is determined on an individual holder basis, such that the as-converted number of shares of one holder is not included in the shares outstanding when calculating the limitation for a different holder.In addition, absent the approval of holders representing at least 67% of the outstanding shares of the Series C Preferred Stock, we may not (i) increase the number of authorized shares of preferred stock, (ii) amend our charter documents, including the terms of the Series C Preferred Stock, in any manner adverse to the holders of the Series C Preferred Stock, including authorizing or creating any class of stock ranking senior to, or otherwise pari passu with, the shares of Series C Preferred Stock as to dividends, redemption or distribution of assets upon a liquidation, or (iii) perform certain covenants, including: ●incur additional indebtedness;●permit liens on assets;●repay, repurchase or otherwise acquire more than a de minimis number of shares of capital stock;●pay cash dividends to our stockholders; and●engage in transactions with affiliates
Convertible Preferred Stock, Terms of Conversion							Any holder of Series C Preferred Stock is entitled at any time to convert any whole or partial number of shares of Series C Preferred Stock into shares of our common stock at a price of $1.50 per share. The Series C Preferred Stock is subject to full ratchet anti-dilution price protection upon the issuance of equity or equity-linked securities at an effective common stock purchase price of less than $1.50 per share as well as other customary anti-dilution protection.In the event that: (i) we fail to, or announce our intention not to, deliver common stock share certificates upon conversion of our Series C Preferred Stock prior to the seventh trading day after such shares are required to be delivered,(ii) we fail for any reason to pay in full the amount of cash due pursuant to our failure to deliver common stock share certificates upon conversion of our Series C Preferred Stock within five calendar days after notice therefor is delivered,(iii) we fail to have available a sufficient number of authorized and unreserved shares of common stock to issue upon a conversion of our Series C Preferred Stock, (iv) we fail to observe or perform any other covenant, agreement or warranty contained in, or otherwise commit any breach of our obligations under, the securities purchase agreement, the registration rights agreement, the certificate of designation or the warrants entered into pursuant to the private placement transaction for our Series C Preferred Stock, which failure or breach could have a material adverse effect, and such failure or breach is not cured within 30 calendar days after written notice was delivered,(v) we are party to a change of control transaction,(vi) we file for bankruptcy or a similar arrangement or are adjudicated insolvent,(vii) we are subject to a judgment, including an arbitration award against us, of greater than $100,000, and such judgment remains unvacated, unbonded or unstayed for a period of 45 calendar days,The holders of the Series C Preferred Stock are entitled, among other rights, to redeem their shares of Series C Preferred Stock at any time for greater than their stated value or increase the dividend rate on their shares of Series C Preferred Stock to 18%
(in Dollars)								$ 965,000				$ 1,070,000					$ 965,000				$ 985,000	$ 1,070,000	$ 2,781,000
Embedded Derivative, Fair Value of Embedded Derivative Liability (in Dollars)																							1,242,590
Stock Issued During Period, Shares, New Issues						450														2,181
Proceeds from Issuance of Redeemable Preferred Stock (in Dollars)																				$ 1,814,910
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)						$ 450,000
Conversion of Stock, Shares Issued								10,010	9,919	19,844	60,846	18,188	54,759	197,713	54,859						80,690
Conversion of Stock, Shares Converted								10	10	20	65	20	70	236	75						85
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																					2 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																					0.00%
Temporary Equity, Shares Outstanding								965				1,070					965				985	1,070
Temporary Equity, Shares Issued								965				1,070					965				985	1,070
Dividends Payable, Current (in Dollars)												$ 359,891									$ 419,283	$ 359,891
Registration Payment Arrangement, Term																					In connection with the Company’s private placement of Series C Preferred Stock and warrants, the Company entered into a registration rights agreement with the purchasers pursuant to which the Company agreed to provide certain registration rights with respect to the common stock issuable upon conversion of Series C Preferred Stock and exercise of the warrants issued to holders of Series C Preferred Stock. Specifically, the Company agreed to file a registration statement with the Securities and Exchange Commission covering the resale of the common stock issuable upon conversion of the Series C Preferred Stock and exercise of the warrants on or before July 22, 2013 and to cause such registration statement to be declared effective by the Securities and Exchange Commission, in the event that the registration statement is not reviewed by the Securities and Exchange Commission, within five trading days after the Company is notified that registration statement is not being reviewed by the Securities and Exchange Commission, and by November 22, 2013 in the event that the registration statement is reviewed by the Securities and Exchange Commission and the Securities and Exchange Commission issues comments.If (i) the registration statement is not filed by July 22, 2013, (ii) the registration statement is not declared effective by the Securities and Exchange Commission within five trading days after the Company is notified that the registration statement is not being reviewed by the Securities and Exchange Commission, in the case of a no review, (iii) the registration statement is not declared effective by the Securities and Exchange Commission by November 22, 2013 in the case of a review by the Securities and Exchange Commission pursuant to which the Securities and Exchange Commission issues comments or (iv) the registration statement ceases to remain continuously effective for more than 20 consecutive calendar days or more than an aggregate of 45 calendar days during any 12-month period after its first effective date, then the Company is subject to liquidated damage payments to the holders of the shares sold in the private placement in an amount equal to 0.25% of the aggregate purchase price paid by such purchasers per month of delinquency.Notwithstanding the foregoing, (i) the maximum aggregate liquidated damages due under the registration rights agreement shall be 3% of the aggregate purchase price paid by the purchasers, and (ii) if any partial amount of liquidated damages remains unpaid for more than seven days, the Company shall pay interest of 18% per annum, accruing daily, on such unpaid amount.Pursuant to the registration rights agreement, the Company must maintain the effectiveness of the registration statement from the effective date until the date on which all securities registered under the registration statement have been sold, or are otherwise able to be sold pursuant to Rule 144 without volume or manner-of-sale restrictions, subject to the right to suspend or defer the use of the registration statement in certain events.The Company filed a registration statement on July 22, 2013, which was originally declared effective on June 23, 2014
Preferred Stock, Beneficial Ownership Limitation and Covenant, Description							The beneficial ownership limitation is determined on an individual holder basis, such that the as-converted number of shares of one holder is not included in the shares outstanding when calculating the limitation for a different holder.
Dividends Payable (in Dollars)								$ 432,660									$ 432,660				$ 419,283
Series C Preferred Stock [Member] | Minimum [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																					0.74%
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Volatility Rate																					151.00%
Series C Preferred Stock [Member] | Maximum [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																					1.06%
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Volatility Rate																					166.00%
Bridge Loan [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																600
Options Held [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Adjustments to Additional Paid in Capital, Other (in Dollars)																							1,303,671
(in Dollars)																							1,303,671
Warrant [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability (in Dollars)																							4,097,444
Warrant [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)																							1,064,739
(in Dollars)																							1,064,739
Issuance Costs [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
(in Dollars)																							$ 412,590
Embedded Derivative Financial Instruments [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity (in Dollars)																	3,044,162	$ 0			$ 0	0
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Volatility Rate		130.00%			141.00%														141.00%		131.00%
Embedded Derivative Financial Instruments [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity (in Dollars)																	$ 0	$ 0			$ 20,757	$ 103,096
Full-Ratchet Anti-Dilution Protection Provision [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 1.50
Class of Warrant or Right, Outstanding							2,315,301
Full-Ratchet Anti-Dilution Protection Provision [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 1.50
Class of Warrant or Right, Outstanding							2,315,301